Financial Instruments And Risks Management	12 Months Ended
Dec. 31, 2012
Financial Instruments And Risks Management [Abstract]
Financial Instruments And Risks Management
NOTE 20	-	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

A.	Concentrations of credit risks

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables, derivatives and deposits in escrow.

Most of the Group's cash and cash equivalents, deposits in escrow and short-term investments (including investments in trading marketable securities), as of December 31, 2012 and 2011, were deposited with major Israeli banks. The Company is of the opinion that the credit risk in respect of these balances is immaterial.

Most of the Group's sales are made in Israel, South America and the United States, to a large number of customers, including insurance companies.  Management periodically evaluates the collectability of the trade receivables to determine the amounts that are doubtful of collection and determine a proper allowance for doubtful accounts.  Accordingly, the Group's trade receivables do not represent a substantial concentration of credit risk.

F - 41

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 20	-	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (cont.)

B.	Foreign exchange risk management

The Group operates internationally, which gives rise to exposure to market risks mainly from changes in exchange rates of foreign currencies in relation to the functional currency of each of the entities of the Group.

From time to time, the Company enters into foreign currency forward transactions in order to protect itself against the risk that the eventual cash flows resulting from anticipated transactions (mainly purchases of inventory), denominated in currencies other than the functional currency, will be affected by changes in exchange rates.  In addition the Company has certain involvement with derivative financial instruments for trading purposes.

As described in Note 1K, certain transactions were designated and accounted as hedging instruments. Other transactions do not qualify as hedging instruments (or have not been designated as such).

At December 31, 2010, the balance of such derivative instruments amounted to approximately US$ 32,000 (assets) and approximately US$ 819,000 were recognized in the Statement of Income during the year ended that date as losses on derivative financial instruments. At December 31, 2011, US$ 314,000 were recognized in the statement of income as losses on derivative financial instruments.

C.	Fair value of financial instruments

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is an exit price, representing the amount that would be received to sell an asset or the amount that would be paid to transfer a liability in an orderly transaction between market participants.

The Company measured cash equivalents, derivative financial instruments and the investments in marketable securities at fair value.  Such financial instruments are measured at fair value, on a recurring basis.  The measurement of cash equivalents and marketable securities are classified within Level 1 due to the fact that these assets are valued using quoted market prices.  The fair value of derivatives generally reflects the estimated amounts that the Company would receive or pay to terminate the contracts at the reporting dates, based on the prevailing currency prices and the relevant interest rates.  Such measurement is classified within Level 2.

See also Note 1W.

The fair value of the financial instruments included in the working capital of the Group (cash and cash equivalents, accounts receivable, accounts payable and other current liabilities) approximates their carrying value, due to the short-term maturity of such instruments.

The Company's financial assets measured at fair value on a recurring basis, as of December 31, 2011, consisted of trading securities in an amount of US$ 68 thousand (Level 1).  As of December 31, 2012, there were no financial instruments measured at fair value.